Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Revenue, net	$ 50,058,000	$ 9,919,000	$ 81,323,000	$ 43,642,000
Cost of revenue	31,689,000	7,236,000	56,552,000	31,003,000
Gross profit	18,369,000	2,683,000	24,771,000	12,639,000
Operating expenses:
Research and development	2,214,000	1,436,000	5,682,000	5,763,000
Sales and marketing	4,772,000	2,069,000	10,953,000	7,571,000
General and administrative	3,563,000	750,000	9,032,000	3,019,000
Total operating expenses	10,549,000	4,255,000	25,667,000	16,353,000
Income (loss) from operations	7,820,000	(1,572,000)	(896,000)	(3,714,000)
Other expenses (income):
Change in fair value of preferred stock warrant and contingent shares liability	512,000
Change in fair value of preferred stock warrant liability			1,020,000	192,000
Change in fair value of derivative liability				68,000
Loss (gain) on debt extinguishment	171,000	3,613,000	3,613,000	(1,801,000)
Interest expense	778,000	449,000	1,494,000	2,506,000
Other (income) expense, net	(551,000)	63,000	(57,000)	(16,000)
Total other income expenses, net	910,000	4,125,000	6,070,000	949,000
Income (loss) before provision for income taxes			(6,966,000)	(4,663,000)
Provision for income taxes			71,000	200,000
Net income (loss)	6,910,000	(5,697,000)	(7,037,000)	(4,863,000)
Dividends on Series D and Series E convertible preferred stock	(2,152,000)	(790,000)	(6,344,000)	(2,838,000)
Net income (loss) attributable to common stockholders	4,758,000	(6,487,000)	$ (13,381,000)	$ (7,701,000)
Unrealized gain resulting from change in fair value of marketable securities	14,000
Comprehensive income (loss)	$ 6,924,000	$ (5,697,000)
Earnings (loss) per common share
Earnings (loss) per common share basic (in Dollars per share)	$ 0.02	$ (0.31)	$ (0.63)	$ (0.38)
Earnings (loss) per common share diluted (in Dollars per share)	$ 0.01	$ (0.31)	$ (0.63)	$ (0.38)
Weighted-average common shares outstanding
Weighted-average common shares outstanding basic (in Shares)	27,779,209	20,624,803	21,173,615	20,389,634
Weighted-average common shares outstanding diluted (in Shares)	47,164,530	20,624,803	21,173,615	20,389,634
Roth CH Acquisition IV Co.
Operating expenses:
Income (loss) from operations	$ (593,776)	$ (155,407)	$ (1,429,105)	$ (415,858)
Other expenses (income):
Interest earned on marketable securities held in Trust Account	245,201	29,503	1,645,906	13,316
Unrealized gain on marketable securities held in Trust Account		4,277
Total other income expenses, net	245,201	33,780	1,645,906	13,316
Income (loss) before provision for income taxes	(348,575)	(121,627)	216,801	(402,542)
Provision for income taxes	(62,507)		(395,019)
Net income (loss)	(411,082)	(121,627)	(178,218)	(402,542)
Formation and operating costs	$ 593,776	$ 155,407	$ 1,429,105	$ 415,858
Roth CH Acquisition IV Co. | Redeemable common stock
Earnings (loss) per common share
Earnings (loss) per common share basic (in Dollars per share)	$ (0.07)	$ (0.01)	$ (0.01)	$ (0.05)
Earnings (loss) per common share diluted (in Dollars per share)	$ (0.07)	$ (0.01)	$ (0.01)	$ (0.05)
Weighted-average common shares outstanding
Weighted-average common shares outstanding basic (in Shares)	2,378,249	11,500,000	11,425,027	4,505,479
Weighted-average common shares outstanding diluted (in Shares)	2,378,249	11,500,000	11,425,027	4,505,479
Roth CH Acquisition IV Co. | Non-redeemable common stock
Earnings (loss) per common share
Earnings (loss) per common share basic (in Dollars per share)	$ (0.07)	$ (0.01)	$ (0.01)	$ (0.05)
Earnings (loss) per common share diluted (in Dollars per share)	$ (0.07)	$ (0.01)	$ (0.01)	$ (0.05)
Weighted-average common shares outstanding
Weighted-average common shares outstanding basic (in Shares)	3,336,500	3,336,500	3,336,500	2,827,725
Weighted-average common shares outstanding diluted (in Shares)	3,336,500	3,336,500	3,336,500	2,827,725